Premium | Fidelity Money Market Fund
Fund Summary Fund/Class: Fidelity®Money Market Fund/Premium
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Premium Fidelity Money Market Fund Premium Class
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Premium Fidelity Money Market Fund Premium Class
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		none
Other expenses	[2]	0.11%
Total annual operating expenses		0.36%
Fee waiver and/or expense reimbursement	[3]	0.06%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.30%
[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Premium Fidelity Money Market Fund Premium Class
1 year	31
3 years	97
5 years	173
10 years	427

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Money Market Fund, a class of shares of the fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Performance history will be available for Premium Class after Premium Class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Fidelity Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Premium Class would have substantially similar annual returns to Fidelity Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity Money Market Fund's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Money Market Fund:	Returns	Quarter ended
Highest Quarter Return	1.28%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns		Past 1 year	Past 5 years	Past 10 years
Premium Fidelity Money Market Fund Class: Fidelity Money Market Fund	[1]	0.01%	0.01%	1.62%
[1]	The returns shown above are for Fidelity Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Premium Class would have substantially similar annual returns to Fidelity Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity Money Market Fund's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Fidelity Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Premium Class would have substantially similar annual returns to Fidelity Money Market Fund because the classes are invested in the same portfolio of securities. Premium Class's returns would differ from Fidelity Money Market Fund's returns to the extent that the classes do not have the same expenses.